Commitments and Contingencies (Details) - USD ($)				9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 14, 2023	Sep. 13, 2022	Sep. 13, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Nov. 29, 2023	Aug. 21, 2023
Commitments and Contingencies (Details) [Line Items]
Issuance of common stock (in Shares)				750,000
Common Stock, Shares, Issued (in Shares)				3,132,500		2,875,000	3,132,500
Preferred Stock, Shares Issued (in Shares)
Senior secured convertible note									$ 181,488
Common stock outstanding (in Shares)				3,132,500		2,875,000	3,132,500
Value per share (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001
Issuance of private placement					$ 2,575,000		$ 2,575,000
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of common stock (in Shares)						2,875,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Additional purchase units (in Shares)							1,500,000
Percentage of underwriting commissions							3.50%
Received fee							$ 100,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional purchase units (in Shares)			1,500,000
Price per unit (in Dollars per share)			$ 10
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Senior secured convertible note								$ 362,798
Underwriters Agreement [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting commissions, percentage				3.50%
Proceeds from initial public offering				$ 4,025,000
Underwriter fees				$ 100,000
Underwriters Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of common stock (in Shares)		1,500,000		1,500,000
Shares Issued, Price Per Share (in Dollars per share)		$ 10	$ 10
Amendment To Merger Agreement [Member] | Humble [Member]
Commitments and Contingencies (Details) [Line Items]
Ownership of common stock	100.00%
Amendment To Merger Agreement [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)	25,100,000
Preferred Stock, Shares Issued (in Shares)	39,000
Cash payment	$ 2,000,000
Senior secured convertible note	$ 15,819,209
Amendment To Merger Agreement [Member] | Subsequent Event [Member] | Humble [Member]
Commitments and Contingencies (Details) [Line Items]
Ownership of common stock	100.00%
Satisfaction And Discharge Agreement [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting commission	$ 4,025,000
Placement agent fee	1,370,000
Cash paid	$ 500,000
Common stock outstanding (in Shares)	500,000
Merger Consideration [Member] | Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of common stock (in Shares)				21,000,000
Cash payment				$ 15,000,000
Value per share (in Dollars per share)				$ 0.0001
PIPE [Member] | Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of private placement				$ 65,000,000
Business Combination [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Initial amount							$ 4,025,000